Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	$ 4,830	$ 750
Purchase of loan receivable	10,000
Issuance of loans receivable	475	4,994
Proceeds from loans receivable	(800)
Change in fair value	1,061	(914)
Ending balance warrant liabilities	$ 15,566	$ 4,830